Significant Accounting Policies	12 Months Ended
Dec. 31, 2024
Significant Accounting Policies [Abstract]
Significant Accounting Policies

Note 2 — Significant Accounting Policies

Basis of Presentation

These consolidated financial statements are prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and have been prepared in accordance with the regulations of the Securities and Exchange Commission (“SEC”).

Emerging Growth Company Status

The Company is an “emerging growth company” until December 31, 2024, as defined in Section 2(a) of the Securities Act of 1933, as amended, (the “Securities Act”), as modified by the Jumpstart our Business Startups Act of 2012, (the “JOBS Act”), and it may take advantage of certain exemptions from various reporting requirements that are applicable to other public companies that are not emerging growth companies including, but not limited to, not being required to comply with the auditor attestation requirements of Section 404 of the Sarbanes-Oxley Act, reduced disclosure obligations regarding executive compensation in its periodic reports and proxy statements, and exemptions from the requirements of holding a nonbinding advisory vote on executive compensation and stockholder approval of any golden parachute payments not previously approved.

Further, Section 102(b)(1) of the JOBS Act exempts emerging growth companies from being required to comply with new or revised financial accounting standards until private companies (that is, those that have not had a Securities Act registration statement declared effective or do not have a class of securities registered under the Exchange Act) are required to comply with the new or revised financial accounting standards. The JOBS Act provides that a company can elect to opt out of the extended transition period and comply with the requirements that apply to non-emerging growth companies but any such election to opt out is irrevocable. The Company has elected not to opt out of such extended transition period which means that when a standard is issued or revised and it has different application dates for public or private companies, the Company, as an emerging growth company, can adopt the new or revised standard at the time private companies adopt the new or revised standard. This may make comparison of the Company’s financial statements with another public company which is neither an emerging growth company nor an emerging growth company which has opted out of using the extended transition period difficult or impossible because of the potential differences in accounting standards used.

Going Concern

In assessing the Company’s liquidity, the Company monitors and analyzes its cash on-hand and its operating and capital expenditure commitments. The Company’s liquidity needs are to meet its working capital requirements, operating expenses and capital expenditure obligations. The Company’s management has considered whether there is substantial doubt about its ability to continue as a going concern due to (1) the net loss of approximately $27.6 million for the year ended December 31, 2024; (2) accumulated deficit of approximately $67.2 million as of December 31, 2024; and (3) the working capital deficit of approximately $11.0 million as of December 31, 2024.

Management has determined there is substantial doubt about its ability to continue as a going concern. Management will implement strategies and plans to grow the Group’s business and generate substantial revenue, and take further measures to control operating costs. Management is trying to alleviate the going concern risk through the following sources:

●	Equity financing to support its working capital;

●	Other available sources of financing (including debt) from banks and other financial institutions; and

●	Financial support and credit guarantee commitments from the Company’s related parties.

Based on the above considerations, management is of the opinion that the Company will probably not have sufficient funds to meet its working capital requirements if the Company is unable to obtain additional financing. There is no assurance that the Company will be successful in implementing the foregoing plans or that additional financing will be available to the Company on commercially reasonable terms, or at all.

The consolidated financial statements have been prepared on a going concern basis, which contemplates the realization of assets and liquidation of liabilities in the normal course of business. The consolidated financial statements do not include any adjustments that might result from the outcome of such uncertainties.

Principles of Consolidation

The consolidated financial statements include the accounts of the Company, and its subsidiaries in which it has a controlling financial interest. A subsidiary is an entity (including a structured entity), directly or indirectly, controlled by the Company. The financial statements of the subsidiaries are prepared for the same reporting period as the Company, using consistent accounting policies. All intra-group assets and liabilities, equity, income, expenses and cash flows relating to transactions between members of the Group are eliminated in consolidation. The Group consolidates the loss of the subsidiaries and subtracts the net loss that is attributable to the non-controlling interest holders in calculating the net income (loss) that is attributable to the Group.

Translation of Foreign Currencies

The functional currency is the U.S. dollar for the Group’s Cayman Island operations, Singapore dollars for Singapore entity, and the Hong Kong dollar for all other Group operations. The Group’s reporting currency is the U.S. dollar. Assets and liabilities denominated in foreign currencies are translated at year-end exchange rates, income statement accounts are translated at average rates of exchange for the year and equity is translated at historical exchange rates. Any translation gains or losses are recorded in other comprehensive income (loss). Gains or losses resulting from foreign currency transactions are included in net income (loss).

Use of Estimates

The preparation of consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities as of the date of the consolidated financial statements as well as the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Current Expected Credit Losses

On January 1, 2023, the Group adopted FASB ASC Topic 326 – “Financial Instruments – Credit Losses” (“ASC Topic 326”) which replaces the incurred loss methodology with the current expected credit loss (“CECL”) methodology. The guidance applies to financial assets measured at amortized cost, held-to-maturity debt securities and off-balance sheet credit exposures. For on-balance sheet assets, an allowance must be recognized at the origination or purchase of in-scope assets and represents the expected credit losses over the contractual life of those assets.

The Group adopted ASC Topic 326 using the modified retrospective approach for all in-scope assets, which did not result in an adjustment to the opening balance in accumulated deficits. The impact to the current period is not material since the Group’s in-scope assets are primarily receivables from broker-dealers and clearing organizations, the management considers that these receivables have a low risk of default and the counterparties have a strong capacity to meet their contractual obligation.

An allowance for credit losses on other financial assets, including receivables from clients (commissions receivable), other receivable and various deposits due from vendors which were included in prepaids, deposits and other and other assets, is estimated based on the aging of these financial assets, as well as the consideration of current economic conditions and reasonable and supportable forecasts. The settlement periods of commissions receivable are usually short and within one month, the credit risk arising from receivables from clients is considered low. Other receivables and the deposits with various vendors were not material to the consolidated financial statements taken as a whole and historically the Group has not recorded an allowance for credit losses on their deposits. As a result, the allowance for credit losses for other financial assets were immaterial for current period.

Cash and Cash Equivalents

Cash and cash equivalents consist of deposits with banks and all highly liquid investments, with maturities of three months or less, that are not segregated and deposited for regulatory purposes. The Group does not have any cash equivalents as of December 31, 2024 and 2023.

The Group maintains its cash in bank deposit accounts which at times may exceed insured limits. The Group has not experienced any losses in such accounts. The Group has one bank account with U.S. bank subject to FDIC insurance and its balance is immaterial. Management believes that the Group is not exposed to any significant credit risk on cash and cash equivalents.

Restricted Cash — Bank Balances Held on Behalf of Customers

The Group maintains segregated trust accounts with licensed banks or payment platforms to hold customer funds in accordance with the relevant legislation. The Group has classified customer funds as bank balances held on behalf of customers with a corresponding payable to customers in the liabilities section of the consolidated balance sheets.

Securities Owned and Derivatives

The Group’s proprietary trading securities transactions are recorded on the trade date, as if they had settled.

Securities, futures and derivative positions are recorded at fair value in accordance with Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 820 “Fair Value Measurements and Disclosures” (“ASC 820”).

Receivables

Receivables arise from the business of dealing in investment securities, futures and derivatives and include the amounts due on brokerage transactions on a trade-date basis. Broker-dealers require balances to be placed with them in order to cover the positions taken by its customers. Clearing organizations receivables typically represent proceeds receivable on trades that have yet to settle and are usually collected within two days.

Receivables from broker-dealers and clearing organizations as presented in the consolidated balance sheets represent such receivables related to the Group’s customer trading activities, including customers’ cash deposits, receivables arising from unsettled trades in securities, futures and CFD trading service, and receivables arising from the Group’s TRS trading service in an amount generally equal to the market value of A-shares stock.

Commissions receivable represent commissions due from trading activities and from insurance providers once referrals have been made and the transactions have been executed under the terms of the relevant insurance policy or subscription agreement. As of December 31, 2024 and 2023, commissions receivable amounted to nil and $7,919, respectively, are included in the line item “prepaids, deposits and other” in the consolidated balance sheets.

Crypto Currencies

The following table presents the activities of the crypto currencies for the years ended December 31, 2023 and 2022. No activities occurred for the year ended December 31, 2024.

BNB
Crypto currencies at January 1, 2023	$144,423
Additions of crypto currencies	-
Realized gain on sale of crypto currencies	89,649
Impairment of crypto currencies	-
Sale of crypto currencies	(229,000)
Crypto currencies at December 31, 2023(2)	$5,072

BNB and WBNB
Crypto currencies at January 1, 2022	$-
Additions of crypto currencies(1)	438,042
Realized gain on sale of crypto currencies	-
Impairment of crypto currencies	(293,619)
Sale of crypto currencies	-
Crypto currencies at December 31, 2022(2)	$144,423

(1)	Binance Coin (“BNB”) and Wrapped BNB (“WBNB”) obtained from the sales of NFTs. The Group collected in an aggregate of approximately US$438,000 at the spot token price upon the completion of the sale of NFTs. As of December 31, 2022, the Group recorded an impairment charge of approximately US$294,000.

(2)	The balance was included in the line item “other assets” in the consolidated balance sheets as of December 31, 2024 and 2023.

Cryptocurrency Mining Machines

Management has assessed the basis of depreciation of the Group’s cryptocurrency mining machines used to verify crypto currency transactions and generate crypto currencies and believes they should be depreciated over a 3-year period. The rate at which the Group generates digital assets and, therefore, consumes the economic benefits of its transaction verification servers are influenced by a number of factors including the following:

●	the complexity of the transaction verification process which is driven by the algorithms contained within the bitcoin open source software;

●	the general availability of appropriate computer processing capacity on a global basis (commonly referred to in the industry as hashing capacity which is measured in Petahash units); and

●	technological obsolescence reflecting rapid development in the transaction verification server industry such that more recently developed hardware is more economically efficient to run in terms of digital assets generated as a function of operating costs, primarily power costs i.e. the speed of hardware evolution in the industry is such that later hardware models generally have faster processing capacity combined with lower operating costs and a lower cost of purchase.

The Group operates in an emerging industry for which limited data is available to make estimates of the useful economic lives of specialized equipment. Property and equipment are stated at cost, net of accumulated depreciation. Depreciation is computed using the straight-line method over the estimated useful lives of the assets. This assessment takes into consideration the management’s expectations regarding the direction of the industry including potential changes in technology.

To the extent that any of the assumptions underlying management’s estimate of useful life of its transaction verification servers are subject to revision in a future reporting period either as a result of changes in circumstances or through the availability of greater quantities of data then the estimated useful life could change and have a prospective impact on depreciation expense and the carrying amounts of these assets. During the year ended December 31, 2022, the Company fully impaired and disposed of the mining equipment in an amount of approximately $1.7 million, resulting from the stumbled Bitcoin price and the change in the regulatory environment in the PRC.

Prepaids, deposits and other

Prepaids, deposits and other consists of prepaid services, insurance, stock-based compensations, commissions receivable and others. Balances of prepaids, deposits and other were $147,538 and $2,095,800 as of December 31, 2024 and 2023, respectively.

NFT - Intangible Assets

Due to the lack of physical substance, the Group considers MetaWords NFTs that the Group created meet the definition of intangible assets and would generally be accounted for under ASC 350 Intangibles — Goodwill and Other. The useful life is indefinite according to ASC 350-30-35-4. The Group understands that there is no clear guidance either authoritative or nonauthoritative on the accounting treatment of NFTs. The Group accounts for the initial recognition of NFTs on balance sheet based on the following guidance:

ASC 350-30, General Intangibles Other Than Goodwill

ASC 985-20, Software to be sold, leased, or otherwise marketed

By analogy to the guidance above, capitalization of the costs commences on the establishment of technological feasibility (i.e. the completion of a working model) and ceases when the NFTs are made available for release to customers. Indefinite-lived intangible assets are not amortized. Instead, they are tested for impairment annually or upon a triggering event that indicates it is more likely than not that the asset is impaired. The impairment test under ASC 350 is a one-step test that compares the fair value of the intangible asset with its carrying value. If the fair value is less than the carrying value, an impairment is recorded. Once the intangible asset is impaired, the impairment loss is not reversed if the fair value subsequently increases.

As of December 31, 2022, the value of NFTs held on hand is immaterial to the consolidated financial statements taken as a whole. In accordance with the accounting policies mentioned above, the Group initially capitalized the costs of NFTs as intangible assets, which primarily included gas fees, blockchain transaction fees paid to network validators for their services, in an aggregate of less than $1,000, and subsequently determined to fully impair. Gas fees were paid by BNB tokens and measured at fair value of the tokens on the date paid. As a result, as of December 31, 2024 and 2023, the carrying value of NFTs included in intangible assets was zero.

For NFTs held by users, the Group does not provide custody services either directly or indirectly, and neither it has control of these digital assets nor does it have any related liability, and as such are off-balance sheet in the Group’s consolidated financial statements.

Fixed Assets, Net

Furniture, equipment, software and leasehold improvements are stated at cost less accumulated depreciation. Depreciation is provided on a straight-line basis using estimated useful lives of three to ten years with salvage value of 0%. Leasehold improvements are amortized over the lesser of the economic useful life of the improvement or the term of the lease.

Equity Investments Without Readily Determinable Fair Values

In accordance with ASC 321 Investment—Equity Securities, for those equity investments without readily determinable fair values, the Group elects to record these investments at cost, less impairment, and plus or minus subsequent adjustments for observable price changes. Under this measurement alternative, changes in the carrying value of the equity investment are required to be made whenever there are observable price changes in orderly transactions for the identical or similar investment of the same issuer.

Pursuant to ASC 321, for those equity investments that the Group elects to use the measurement alternative, the Group makes a qualitative assessment of whether the investment is impaired at each reporting date. If a qualitative assessment indicates that the investment is impaired, the Group estimates the investment’s fair value in accordance with the principles of ASC 820. If the fair value is less than the investment’s carrying value, the Group recognizes an impairment loss equal to the difference between the carrying value and fair value.

Impairment of Long-lived Assets

Long-lived assets are evaluated for impairment whenever events or changes in circumstances (such as a significant adverse change to market conditions that will impact the future use of the assets) indicate that the carrying amount may not be fully recoverable or that the useful life is shorter than the Group had originally estimated. When these events occur, the Group evaluates the impairment by comparing carrying value of the assets to an estimate of future undiscounted cash flows expected to be generated from the use of the assets and their eventual disposition. If the sum of the expected future undiscounted cash flows is less than the carrying value of the assets, the Group recognizes an impairment loss based on the excess of the carrying value of the assets over the fair value of the assets.

Other Assets

Other assets are comprised primarily of intangible assets and long-term portion of the value of January 2021 Call Options issued for service (see Note 15 for detail) as of December 31, 2024 and 2023, respectively.

Payables

Payables arise from the business of dealing in investment securities, futures and derivatives. Payables to customers as presented in the consolidated balance sheets represent such payables related to the Group’s customer trading activities as well as cash balances held on behalf of customers.

The Group borrows loans from business partners at benchmark interest rate plus a fixed spread, and immediately lends to TRS trading service customers. Net loans borrowed from TRS business partners are included in the line item “payables to broker-dealers and clearing organizations”. As of December 31, 2024, the balance of payables to broker-dealers and clearing organizations was primarily comprised of such net loans.

The Group may purchase the stock option contracts from the third-party option issuers to reduce the potential loss on the options with the same underlying stocks sold to the customers. As of December 31, 2023, the balance of payables to broker-dealers and clearing organizations was primarily comprised of net loans mentioned above and payable to third-party option issuers.

Commissions payable mainly represent amounts owed to referral sources of insurance brokerage business outside of the Group for transactions referred based on the terms of the underlying agreements. As of December 31, 2024 and 2023, commissions payable amounted to nil and $35,321, respectively and are included in the line item “accrued expenses and other payables” in the consolidated balance sheets.

Revenue Recognition

See Note 3 for details.

Commissions and Fees

Commissions and fees related to securities, derivative and TRS trading transactions are recorded on a trade date basis. Commissions expense on insurance products are recognized on the closing date of a transaction as determined by the terms of the relevant contract and insurance policy.

Extinguishment of Liabilities

In accordance with ASC 405-20 Extinguishment of Liabilities, the Group derecognizes a liability either when the debtor pays the creditor and is relieved of its obligation for the liability, or when the debtor is legally released from being the primary obligator under the liability, either judicially or by the creditor. On December 30, 2024, the Group entered into Debt to Equity Agreements with certain customers, under which 496,358,691 Class A ordinary shares were issued to settle the full payables owed to these customer creditors in an aggregate of $26.1 million. As a result, in accordance with ASC 470-50-40, the Group recorded a gain of US$24.3 million from extinguishment of liabilities which equals the difference between the fair value of shares to be issued and the net carrying amount of payables being extinguished, and was included in “Other Income” on the Consolidated Statements of Operations for the year ended December 31, 2024. The fair value of 496,358,691 Class A ordinary shares to be issued was estimated at $0.0036 per Class A ordinary share based on the closing price of $9.00 per ADR on December 30, 2024, and was in an aggregate of $1.8 million and included in “Additional Paid in Capital” on the Consolidated Balance Sheets as of December 31, 2024. 496,358,691 Class A ordinary shares were issued in April 2025, as a result, a subscription receivable of approximately $50,000 corresponding to their par value was recorded as contra equity as of December 31, 2024.

Convertible Securities, Warrants and Derivative Instruments

The accounting treatment of warrants and convertible securities issued is determined pursuant to the guidance provided by ASC 470, Debt, ASC 480, Distinguishing Liabilities from Equity, and ASC 815, Derivatives and Hedging (“ASC 815”), as applicable. Each feature of freestanding financial instruments including, without limitation, any rights relating to subsequent dilutive issuances, equity sales, rights offerings, conversions, optional redemptions and dividends are assessed with determinations made regarding the proper classification in the Company’s consolidated financial statements.

The Group evaluates all of its equity-linked financial instruments, including issued stock purchase warrants, to determine if such instruments are derivatives or contain features that qualify as embedded derivatives, pursuant to ASC 480 and ASC 815. The classification of derivative instruments, including whether such instruments should be recorded as liabilities or as equity and whether embedded derivative shall be bifurcated from the host instrument and separately accounted for as a derivative, is reassessed at the end of each reporting period. Derivative assets and liabilities are recorded at fair value at inception and re-valued at each reporting date, with changes in the fair value reported in the consolidated statements of operations.

On January 1, 2022, the Company early adopted Accounting Standards Update (“ASU”) ASU 2020-06, Debt – Debt with Conversion and Other Options (Subtopic 470-20) and Derivatives and Hedging – Contracts in Entity’s Own Equity (Subtopic 815-40) (“ASU 2020-06)”. The new ASU eliminates the beneficial conversion and cash conversion accounting models for convertible instruments. It also amends the accounting for certain contracts in an entity’s own equity that are currently accounted for as derivatives because of specific settlement provisions. In addition, the new guidance modifies how particular convertible instruments and certain contracts that may be settled in cash or shares impact the diluted EPS (as defined below) computation.

Earnings (Loss) per Ordinary Share (“EPS”)

The Company complies with accounting and disclosure requirements ASC Topic 260, “Earnings Per Share”, which requires earnings per share for each class of stock (ordinary shares and participating securities) to be calculated using the two-class method. The two-class method is an allocation of earnings between the holders of ordinary shares and a company’s participating security holders. Under the two-class method, earnings for the reporting period are allocated between ordinary shareholders and other security holders based on their respective participation rights in undistributed earnings. As the Company’s two classes of ordinary shares have the same dividend rights, earnings (loss) per share for each class of ordinary shares have the same results.

Basic earnings (loss) per ordinary share is computed by dividing net income or loss available to ordinary shareholders by the weighted average number of ordinary shares issued and outstanding for the periods.

In accordance with ASC 260-10-45, the 3,867,481 Class B of earnout escrow shares in connection with the business combination closed on June 16, 2020 are considered contingently returnable shares and therefore are excluded from the computation of basic earnings (loss) per share for all periods presented (on a retroactively adjusted basis). Since June 16, 2021, 50% of 1,933,740 Class B of indemnity escrow shares in connection with the Closing of the business combination was included in the computation of basic earnings (loss) per share and the remaining 50% was further included starting from June 16, 2022.

For purposes of determining diluted earnings (loss) per ordinary share, basic earnings (loss) per ordinary share is further adjusted to include the effect of potential dilutive ordinary shares outstanding during the periods. Potential ordinary shares consist of the incremental ordinary shares upon exercise of warrants using the treasury stock method and upon conversion of convertible debt using the if-converted method.

For the years ended December 31, 2024, 2023, and 2022, the following potential dilutive securities denominated in Class A ordinary shares equivalents were excluded for the periods they were outstanding from the computation of diluted earnings (loss) per share because to do so would have been antidilutive. As a result, diluted earnings (loss) per ordinary share is the same as basic earnings (loss) per ordinary share for all periods presented.

		Years Ended December 31,
		2024	2023	2022
SPAC Warrants	See Note 20	17,795,000	17,795,000	17,795,000
August 2020 PIPE Warrants	See Note 15	-	729,167	729,167
January 2021 Call Options	See Note 15	-	-	4,000,000
February 2021 Warrants	See Note 13	3,815,929,150	2,269,473,600	38,800,000
December 2021 Warrants	See Note 13	252,844,550	150,375,950	2,285,715
August 2022 and December 2022 Convertible Debentures	See Note 12	-	-	5,200,000
September 2023 Convertible Debenture	See Note 12	-	2,000,000	-
Series H Warrant	See Note 12	657,900	657,900	-
January 2024 Convertible Debenture	See Note 12	40,000	-	-
Series I Warrant	See Note 12	442,500	-	-
August 2024 Convertible Debenture	See Note 12	267,857,143	-	-
Series J Warrant	See Note 12	200,892,900	-	-

Subsequently, an aggregate of approximately 2,117 million Class A ordinary shares were issued resulting from the conversion of the January 2024 Convertible Debenture and August 2024 Convertible Debenture, as well as the issuances from the extinguishments of liabilities discussed above.

Non-controlling Interests

Non-controlling interests are presented in the consolidated balance sheets, separately from equity attributable to the shareholders of the Group. Income attributable to non-controlling interests’ holders is presented on the consolidated statements of operations and the consolidated statements of comprehensive income (loss) as an allocation of the total income for the periods between non-controlling interests holders and the shareholders of the Group. Under ASC 810-10-15-10(a), Consolidation, all majority-owned subsidiaries (i.e., all companies in which a parent has a controlling financial interest through direct or indirect ownership of a majority voting interest) must be consolidated unless control does not rest with the majority owner. The Group owns 50% of Lion Metaverse Limited (“LML”) and controls the board of directors. Therefore, the Group has a controlling financial interest in LML and LML is consolidated in the consolidated financial statements.

In May 2021, the Group, partnered with Grandshores Technology Group Limited (“Grandshores”), and formed Aquarius II Sponsor Ltd. (“Sponsor”). The Group owns 51% of Sponsor and consolidated it in the consolidated financial statements. In 2022, Grandshores made a contribution in the amount of $1,713,775. In 2023, the Sponsor repaid the full amount to Grandshores.

In March 2023, Silver Leaf Asset Management Co., Ltd. (“SLAMCo.”) made a cash contribution in the amount of $178,916 in exchange for 49% interest in LAML, which was recorded in noncontrolling interests, with no gain or loss recognized in the consolidated financial statements. Subsequently in 2023, SLAMCo made additional capital contributions totaled $257,405, in proportion to contributions from LAML’s parent company. SLAMCo was deconsolidated in July 2024.

Reclassification

Certain prior periods amounts have been reclassified to be comparable to the current period presentation. The reclassification has no effect on previously reported net assets or net income (loss).

Stock-based Compensation

The Group applies ASC No. 718, “Compensation-Stock Compensation”, which requires that share-based payment transactions with employees and nonemployees, be measured based on the grant date fair value of the equity instrument and recognized as compensation expense over the requisite service period, with a corresponding addition to equity. Under this method, compensation cost related to employee share options or similar equity instruments is measured at the grant date based on the fair value of the award and is recognized over the period during which an employee is required to provide service in exchange for the award, which generally is the vesting period.

The fair value of the Group’s ordinary shares underlying stock-based awards based on the closing price of the Group’s shares as reported by Nasdaq on the date of grant. The Group values its stock options or warrants that have service vesting requirements or performance-based awards with or without market conditions using the Binomial Option Pricing Model.

Research and Development Expenses

Research and development expenses are expensed in the period when incurred. These costs primarily consist of designing, coding, project management, and other IT services related to developing and enhancing the project.

Income Taxes

The amount of current taxes payable or refundable is recognized as of the date of the consolidated financial statements, utilizing currently enacted tax laws and rates of the relevant authorities. Deferred income taxes are recognized for temporary differences between the tax basis of assets and liabilities and their reported amounts in the consolidated financial statements, net operating loss carry forwards and tax credits based on applicable tax rates. Deferred tax assets are reduced by a valuation allowance when management determines that it is more likely than not that some portion of the deferred tax asset will not be realized. Deferred tax expenses or benefits are recognized in the consolidated financial statements for the changes in deferred tax liabilities or assets between years.

The Group recognizes the effect of income tax positions only if those positions are more likely than not of being sustained. Recognized income tax positions are measured at the largest amount that is greater than 50 percent likely of being realized. Changes in recognition or measurement are reflected in the period in which the change in judgment occurs. The Group presents any interest or penalties related to an underpayment of income taxes as part of its income tax expense in the consolidated statements of operations.

There is currently no taxation imposed on income by the Government of the Cayman Islands. In accordance with Cayman income tax regulations, income taxes are not levied on the Company. Consequently, income taxes are not reflected in the Company’s financial statements.

The Company may be subject to potential examination by foreign taxing authorities in the area of income taxes. These potential examinations may include questioning the timing and amount of deductions, the nexus of income among various tax jurisdictions and compliance with foreign tax laws.

Leases

On January 1, 2022, the Group adopted FASB ASC Topic 842, “Leases,” (“ASC Topic 842”) which requires that a lessee recognize in the consolidated balance sheets a lease liability and a corresponding right-of-use asset, including for those leases that the Group currently classifies as operating leases. The right-of-use asset and the lease liability was initially measured using the present value of the remaining lease payments.

The Group reviews all relevant contracts to determine if the contract contains a lease at its inception date. A contract contains a lease if the contract conveys to the Group the right to control the use of an underlying asset for a period of time in exchange for consideration. If the Group determines that a contract contains a lease, it recognizes, in the consolidated balance sheets, a lease liability and a corresponding right-of-use asset on the commencement date of the lease. The lease liability is initially measured at the present value of the future lease payments over the lease term using the rate implicit in the lease or, if not readily determinable, the Group’s secured incremental borrowing rate. An operating lease right-of-use asset is initially measured at the value of the lease liability minus any lease incentives and initial direct costs incurred plus any prepaid rent.

Each lease liability is measured using the Group’s secured incremental borrowing rate. The Group’s leases have remaining terms of one to two years, and some of which include options to terminate the lease upon notice. The Group considers these options when determining the lease term used to calculate the right-of-use asset and the lease liability when the Group is reasonably certain it will exercise such option.

The Group’s operating leases contain both lease components and non-lease components. Non-lease components are distinct elements of a contract that are not related to securing the use of the underlying assets, such as common area maintenance and other management costs. The Group elected to measure the lease liability by combining the lease and non-lease components as a single lease component. As such, the Group includes the fixed payments and any payments that depend on a rate or index that relate to the lease and non-lease components in the measurement of the lease liability. Some of the non-lease components are variable in nature and not based on an index or rate, and as a result, are not included in the measurement of the operating lease right-of-use assets or operating lease liability.

Operating lease expense is recognized on a straight-line basis over the lease term and is included in occupancy expenses in the Group’s consolidated statements of comprehensive income.

Recent Accounting Pronouncements

In November 2023, the FASB issued ASU No. 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (ASU 2023-07), which requires an enhanced disclosure of significant segment expenses on an annual and interim basis. This guidance will be effective for the annual periods beginning the year ended December 31, 2024, and for interim periods beginning January 1, 2025. Early adoption is permitted. Upon adoption, the guidance should be applied retrospectively to all prior periods presented in the financial statements. The adoption of this accounting standard in the first quarter of fiscal 2024 did not have a material impact on the consolidated financial statements.

In December 2023, the FASB issued ASU No. 2023-08, Intangibles—Goodwill and Other—Crypto Assets (Subtopic 350-60): Accounting for and Disclosure of Crypto Assets, which addresses the accounting and disclosure requirements for certain crypto assets. The new guidance requires entities to subsequently measure certain crypto assets at fair value, with changes in fair value recorded in net income in each reporting period. In addition, entities are required to provide additional disclosures about the holdings of certain crypto assets. The amendments are effective for all entities for fiscal years beginning after December 15, 2024, including interim periods within those years. Early adoption is permitted. An entity that early adopts the amendments would be required to apply the entire ASU, including the presentation and disclosure provisions, not just the measurement guidance. An entity that adopts the amendments in an interim period must adopt them as of the beginning of the fiscal year that includes that interim period. The Group does not expect the adoption to have a material impact on the consolidated financial statements.

In December 2023, the FASB issued ASU No. 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures (ASU 2023-09), which improves the transparency of income tax disclosures by requiring consistent categories and greater disaggregation of information in the effective tax rate reconciliation and income taxes paid disaggregated by jurisdiction. It also includes certain other amendments to improve the effectiveness of income tax disclosures. This guidance will be effective for the annual periods beginning the year ended December 31, 2025. Early adoption is permitted. Upon adoption, the guidance can be applied prospectively or retrospectively. The Group does not expect the adoption to have a material impact on the consolidated financial statements.

In November 2024, the FASB issued ASU No. 2024-03, Income Statement – Reporting Comprehensive Income – Expense Disaggregation Disclosures (Subtopic 220-40), which requires disaggregated disclosure of income statement expenses for public business entities. The objective of ASU 2024-03 is to “address requests from investors for more detailed information about the types of expenses . . . in commonly presented expense captions (such as cost of sales, selling, general, and administrative expenses, and research and development).” Investors advised the FASB that “disclosure of disaggregated information about expenses is critically important in understanding an entity’s performance, assessing an entity’s prospects for future cash flows, and comparing an entity’s performance over time and with that of other entities.” ASU 2024-03 adds ASC 220-40 to require a footnote disclosure about specific expenses by requiring public entities to disaggregate, in a tabular presentation, each relevant expense caption on the face of the income statement that includes any of the following natural expenses: (1) purchases of inventory, (2) employee compensation, (3) depreciation, (4) intangible asset amortization, and (5) depreciation, depletion, and amortization (DD&A) recognized as part of oil- and gas-producing activities or other types of depletion expenses. The tabular disclosure would also include certain other expenses, when applicable. The ASU does not change or remove existing expense disclosure requirements; however, it may affect where that information appears in the footnotes to the financial statements. ASU 2024-03 is effective for all public entities for fiscal years beginning after December 15, 2026, and interim periods within fiscal years beginning after December 15, 2027. Early adoption is permitted. The Group does not expect the adoption to have a material impact on the consolidated financial statements.

In November 2024, the FASB issued ASU 2024-04, Debt—Debt with Conversion and Other Options (Subtopic 470-20): Induced Conversions of Convertible Debt Instruments. The ASU provides additional guidance on whether induced conversion or extinguishment accounting should be applied to certain settlements of convertible debt instruments that do not occur in accordance with the instruments’ preexisting terms. The ASU requires entities to apply a preexisting contract approach. To qualify for induced conversion accounting under this approach, the inducement offer is required to preserve the form of consideration and result in an amount of consideration that is no less than that issuable pursuant to the preexisting conversion privileges. ASU 2024-04 clarifies how entities should assess the form and amount of consideration when applying this approach. In addition, the new ASU clarifies that induced conversion accounting can be applied to settlements of certain convertible debt instruments that are not currently convertible as long as the instrument contained a substantive conversion feature as of both its issuance date and the inducement offer acceptance date. The amendments in the ASU are effective for annual reporting periods beginning after December 15, 2025, and interim reporting periods within those annual reporting periods. Early adoption is permitted. The Group does not expect the adoption to have a material impact on the consolidated financial statements.